Disposal of assets and other transactions (Details Narrative) $ in Millions	12 Months Ended
Dec. 31, 2022 USD ($)
Transaction Pending Three [Member]
IfrsStatementLineItems [Line Items]
Description transaction in disposal of assets	The transaction was closed with the payment of US$ 246 to Petrobras in May 2022, in addition to the US$ 10 paid to Petrobras on the transaction signing date.
Transaction Pending Four [Member]
IfrsStatementLineItems [Line Items]
Description of terms draw drown from escrow account	The transaction was closed with the payment of US$ 96 to Petrobras, including price adjustments such as the effects of inflation indexation and compensation of dividends received, in addition to the US$ 6 paid to Petrobras on the transaction
Transaction Pending Seven [Member]
IfrsStatementLineItems [Line Items]
Description of terms draw drown from escrow account	The operation was closed with the payment of US$ 8, including price adjustments, in addition to the US$ 5 paid to Petrobras on the transaction signing date.
Sale Of Fazenda Beleem [Member]
IfrsStatementLineItems [Line Items]
Description transaction in disposal of assets	The agreement provides for the receipt of US$ 110 on the transaction signing date, US$ 1,040 at the transaction closing, and US$ 235 to be paid to Petrobras in 4 annual installments of US$ 58.75, starting in March 2024.
Reconcavo Group [Member]
IfrsStatementLineItems [Line Items]
Description transaction in disposal of assets	The agreement provides for the receipt of US$ 36 on the transaction signing date, and US$ 442 at the transaction closing and up to US$ 66 in contingent payments provided for in the contract, depending on future Brent prices.
E And P Assets Of Peroa Group [Member]
IfrsStatementLineItems [Line Items]
Description transaction in disposal of assets	US$ 293 on the transaction signing date, US$ 1,658 at the transaction closing, and up to US$ 250 in contingent payments provided for in the contract, depending on future Brent prices.
Pampo And Enchova Groups [Member]
IfrsStatementLineItems [Line Items]
Amount received from sale of fields	$ 240
Macau Group [Member] | Transaction Pending Five [Member]
IfrsStatementLineItems [Line Items]
Description transaction in disposal of assets	The full amount was paid to Petrobras on the transaction closing date.